UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

April 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Hexavest Global Equity Fund

Eaton Vance Hexavest International Equity Fund

Eaton Vance

Hexavest Global Equity Fund

April 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.5%

Security	Shares	Value
Australia — 2.4%
AGL Energy, Ltd.	3,797	$61,881
Australia and New Zealand Banking Group, Ltd.	636	12,785
BHP Billiton, Ltd.	4,730	110,347
Brambles, Ltd.	9,670	71,550
Caltex Australia, Ltd.	4,869	113,227
Commonwealth Bank of Australia	2,064	111,135
Dexus	3,237	23,020
GPT Group (The)	12,142	44,028
JB Hi-Fi, Ltd.	1,776	34,240
LendLease Group	3,901	52,318
National Australia Bank, Ltd.	4,325	94,021
Newcrest Mining, Ltd.	43,044	682,245
Oil Search, Ltd.	23,047	135,587
Rio Tinto, Ltd.	1,596	94,985
Santos, Ltd.(1)	16,450	75,766
Scentre Group	8,021	24,244
Stockland	5,892	18,315
Telstra Corp., Ltd.	66,932	159,139
TPG Telecom, Ltd.	13,269	55,658
Wesfarmers, Ltd.	2,823	92,876
Westpac Banking Corp.	2,777	59,651
Woodside Petroleum, Ltd.	8,875	215,072

		$2,342,090

Belgium — 0.8%
Colruyt SA	2,726	$153,395
KBC Group NV	753	65,466
Proximus SA	14,389	440,939
UCB SA	1,769	133,231

		$793,031

Canada — 4.1%
Alamos Gold, Inc. Class A	31,896	$172,238
B2Gold Corp.(1)	117,182	336,312
Barrick Gold Corp.	50,068	674,416
Canadian Natural Resources, Ltd.	7,740	279,230
Cenovus Energy, Inc.	39,546	396,091
Goldcorp, Inc.	18,329	243,592
MEG Energy Corp.(1)	99,114	512,572
Osisko Gold Royalties, Ltd.	16,509	161,111
Pan American Silver Corp.	9,937	160,185
SSR Mining, Inc.(1)	23,704	242,255
Wheaton Precious Metals Corp.	1,185	24,596
Yamana Gold, Inc.	279,336	801,694

		$4,004,292

Security	Shares	Value
Denmark — 0.3%
Coloplast A/S, Class B	3,614	$306,155

		$306,155

France — 4.9%
AXA SA	21,048	$601,944
BNP Paribas SA	11,286	871,271
Carrefour SA	8,240	169,063
Casino Guichard-Perrachon SA	1,116	57,889
Credit Agricole SA	8,865	145,983
Engie SA	41,863	734,339
Klepierre SA	529	21,651
Orange SA	16,465	299,328
Renault SA	381	41,293
Sanofi	6,422	507,738
Total SA	14,569	915,686
Unibail-Rodamco SE	319	76,621
Veolia Environnement SA	13,316	315,038

		$4,757,844

Germany — 2.5%
adidas AG	380	$93,393
Allianz SE	1,062	251,188
Deutsche Boerse AG	469	63,075
Deutsche Telekom AG	45,604	798,235
Deutsche Wohnen SE	1,676	79,098
Hannover Rueck SE	2,461	345,637
MAN SE	1,114	128,402
Merck KGaA	2,663	260,149
Metro Ag	6,710	97,074
Muenchener Rueckversicherungs-Gesellschaft AG	485	110,998
ProSiebenSat.1 Media SE	2,543	92,255
SAP SE	472	52,442
Vonovia SE	1,670	83,675

		$2,455,621

Hong Kong — 0.6%
AIA Group, Ltd.	19,302	$172,506
CK Hutchison Holdings, Ltd.	5,000	59,124
CK Infrastructure Holdings, Ltd.	8,000	63,139
CLP Holdings, Ltd.	10,000	103,841
HK Electric Investments & HK Electric Investments, Ltd.(2)	66,928	62,231
Hong Kong & China Gas Co., Ltd.	31,000	64,773
Power Assets Holdings, Ltd.	7,000	52,086

		$577,700

Italy — 0.2%
Enel SpA	38,968	$247,202

		$247,202

Japan — 9.6%
ABC-Mart, Inc.	700	$46,133
Ajinomoto Co., Inc.	3,000	54,967
Asahi Kasei Corp.	2,800	38,501
Chiba Bank, Ltd. (The)	25,000	201,710

Security	Shares	Value
Chubu Electric Power Co., Inc.	1,500	$23,517
Chugoku Electric Power Co., Inc. (The)	4,500	56,297
Concordia Financial Group, Ltd.	35,600	206,969
COSMOS Pharmaceutical Corp.	300	67,460
Dai-ichi Life Holdings, Inc.	24,760	491,549
Electric Power Development Co., Ltd.	1,400	38,074
Fast Retailing Co., Ltd.	100	43,902
Fujitsu, Ltd.	15,000	90,937
Fukuoka Financial Group, Inc.	35,000	187,394
Hokkaido Electric Power Co., Inc.	3,300	21,900
Honda Motor Co., Ltd.	2,500	85,965
Hoya Corp.	700	37,397
INPEX Corp.	5,900	75,424
ITOCHU Corp.	1,200	23,998
J. Front Retailing Co., Ltd.	4,700	76,150
Japan Airlines Co., Ltd.	1,500	59,197
Japan Retail Fund Investment Corp.	51	95,615
Japan Tobacco, Inc.	1,700	45,698
Kansai Electric Power Co., Inc. (The)	1,400	19,588
KDDI Corp.	3,300	88,584
Lawson, Inc.	600	39,637
Mazda Motor Corp.	5,800	80,643
MEIJI Holdings Co., Ltd.	600	48,120
Mitsubishi Chemical Holdings Corp.	6,400	60,541
Mitsubishi Corp.	2,000	55,151
Mitsubishi Estate Co., Ltd.	4,500	82,226
Mitsubishi Heavy Industries, Ltd.	1,400	55,344
Mitsubishi UFJ Financial Group, Inc.	163,000	1,092,319
Mitsui & Co., Ltd.	2,600	46,860
Mitsui Chemicals, Inc.	800	22,933
Mitsui Fudosan Co., Ltd.	3,300	84,531
Mizuho Financial Group, Inc.	568,800	1,029,094
Nippon Telegraph & Telephone Corp.	1,600	75,928
Nissan Motor Co., Ltd.	13,400	140,974
Nomura Real Estate Master Fund, Inc.	54	75,484
NTT DoCoMo, Inc.	3,100	80,085
Ono Pharmaceutical Co., Ltd.	2,000	46,231
Resona Holdings, Inc.	201,442	1,144,609
Sawai Pharmaceutical Co., Ltd.	1,500	64,823
Seibu Holdings, Inc.	2,100	35,407
Seven & i Holdings Co., Ltd.	1,200	52,873
Shikoku Electric Power Co., Inc.	4,200	53,551
Shizuoka Bank, Ltd. (The)	19,000	192,675
Sony Corp.	500	23,353
Subaru Corp.	1,300	43,636
Sumitomo Chemical Co., Ltd.	9,000	51,495
Sumitomo Dainippon Pharma Co., Ltd.	3,600	65,472
Sumitomo Mitsui Financial Group, Inc.	32,500	1,354,543
Sumitomo Mitsui Trust Holdings, Inc.	500	21,204
Sundrug Co., Ltd.	900	46,299
T&D Holdings, Inc.	25,300	429,695
Takeda Pharmaceutical Co., Ltd.	1,600	67,376
Toho Gas Co., Ltd.	600	18,243
Tokyo Electric Power Co. Holdings, Inc.(1)	12,800	60,848

Security	Shares	Value
Toray Industries, Inc.	6,500	$60,675
Tosoh Corp.	2,300	40,683
Toyota Motor Corp.	1,200	78,687
Ube Industries, Ltd.	1,000	30,464
United Urban Investment Corp.	54	82,941

		$9,312,579

Netherlands — 1.5%
ING Groep NV	13,023	$219,444
Koninklijke Ahold Delhaize NV	5,436	131,141
Koninklijke Vopak NV	1,094	53,951
Mylan NV(1)	7,562	293,103
Unilever NV	6,984	400,383
Wolters Kluwer NV	7,001	378,822

		$1,476,844

New Zealand — 0.1%
Fletcher Building, Ltd.	12,528	$55,487

		$55,487

Norway — 0.8%
DNB ASA	3,648	$68,222
Orkla ASA	4,488	41,537
Statoil ASA	14,601	373,387
Telenor ASA	11,991	265,408

		$748,554

Singapore — 1.1%
Ascendas Real Estate Investment Trust	41,000	$82,250
CapitaLand Mall Trust	41,000	64,746
CapitaLand, Ltd.	20,000	56,397
City Developments, Ltd.	13,000	123,538
ComfortDelGro Corp., Ltd.	45,000	75,950
Golden Agri-Resources, Ltd.	145,000	37,596
Singapore Airlines, Ltd.	7,000	57,116
Singapore Telecommunications, Ltd.	78,000	207,422
StarHub, Ltd.	34,953	59,627
Suntec Real Estate Investment Trust	44,000	64,676
UOL Group, Ltd.	18,000	118,883
Wilmar International, Ltd.	34,000	83,178

		$1,031,379

Spain — 2.3%
Banco Bilbao Vizcaya Argentaria SA	52,383	$423,886
CaixaBank SA	31,693	154,119
Iberdrola SA	71,772	554,506
Industria de Diseno Textil SA	5,533	171,513
Red Electrica Corp. SA	6,548	136,398
Repsol SA	15,910	303,607
Telefonica SA	51,202	521,773

		$2,265,802

Sweden — 0.3%
Essity Aktiebolag, Class B	1,628	$41,294
Swedish Match AB	1,906	85,504

Security	Shares	Value
Telia Co. AB	24,666	$121,448

		$248,246

Switzerland — 4.6%
Adecco Group AG	1,848	$122,384
Barry Callebaut AG	66	118,488
Geberit AG	306	130,580
Nestle SA	16,146	1,250,832
Novartis AG	11,289	868,963
Roche Holding AG PC	4,101	911,190
Swiss Prime Site AG(1)	2,288	214,372
Swiss Re AG	3,059	291,429
Swisscom AG	932	447,017
Zurich Insurance Group AG	424	135,441

		$4,490,696

United Kingdom — 11.1%
AstraZeneca PLC	6,562	$459,355
Aviva PLC	25,409	184,613
BP PLC	119,210	885,487
British American Tobacco PLC	13,155	721,519
BT Group PLC	76,154	261,386
Centamin PLC	47,741	103,160
Centrica PLC	142,128	300,001
Diageo PLC	3,956	141,129
GlaxoSmithKline PLC	22,945	460,212
HSBC Holdings PLC	86,292	859,121
Imperial Brands PLC	14,671	524,923
J Sainsbury PLC	111,810	474,428
Kingfisher PLC	14,714	61,364
Legal & General Group PLC	35,206	130,394
Lloyds Banking Group PLC	462,468	410,185
National Grid PLC	52,310	605,224
Randgold Resources, Ltd.	8,093	656,209
Reckitt Benckiser Group PLC	1,001	78,526
Royal Dutch Shell PLC, Class A	20,853	725,501
Royal Dutch Shell PLC, Class B	15,236	543,907
Royal Mail PLC	43,782	349,160
Shire PLC	4,851	258,315
Sky PLC	2,817	53,448
Smith & Nephew PLC	9,345	178,966
SSE PLC	13,342	253,212
Tesco PLC	44,414	143,854
Unilever PLC	2,368	132,826
Vodafone Group PLC	269,358	786,043

		$10,742,468

United States — 45.3%
Akamai Technologies, Inc.(1)	4,563	$326,939
Allstate Corp. (The)	6,540	639,743
Altria Group, Inc.	12,692	712,148
Ameren Corp.	5,327	312,269
American Electric Power Co., Inc.	2,088	146,118
American Express Co.	6,075	599,906
AmerisourceBergen Corp.	3,152	285,508

Security	Shares	Value
Anadarko Petroleum Corp.	3,863	$260,057
Apache Corp.	2,742	112,285
Apartment Investment & Management Co., Class A	5,862	237,997
Apple, Inc.	9,934	1,641,693
Arthur J. Gallagher & Co.	1,340	93,787
AT&T, Inc.	48,085	1,572,379
Ball Corp.	7,775	311,700
BB&T Corp.	2,389	126,139
Bristol-Myers Squibb Co.	6,550	341,452
CA, Inc.	7,110	247,428
Campbell Soup Co.	5,692	232,120
Cardinal Health, Inc.	6,465	414,859
CenturyLink, Inc.	11,988	222,737
Cincinnati Financial Corp.	3,329	234,162
Cisco Systems, Inc.	32,890	1,456,698
Citigroup, Inc.	6,138	419,041
Comcast Corp., Class A	13,021	408,729
Consolidated Edison, Inc.	3,191	255,695
Costco Wholesale Corp.	1,384	272,869
CVS Health Corp.	9,095	635,104
Dave & Buster’s Entertainment, Inc.(1)	4,938	209,816
Devon Energy Corp.	2,736	99,399
Dollar General Corp.	6,536	630,920
Dollar Tree, Inc.(1)	6,914	662,983
DTE Energy Co.	815	85,901
Duke Energy Corp.	7,653	613,464
Edison International	6,582	431,253
Eli Lilly & Co.	9,277	752,086
Entergy Corp.	5,172	421,983
Envision Healthcare Corp.(1)	4,674	173,733
Everest Re Group, Ltd.	675	157,052
Exelon Corp.	14,088	559,012
Express Scripts Holding Co.(1)	3,114	235,730
Exxon Mobil Corp.	16,633	1,293,216
Federal Realty Investment Trust	1,594	184,665
Ford Motor Co.	25,175	282,967
General Electric Co.	32,224	453,392
General Mills, Inc.	6,014	263,052
General Motors Co.	6,563	241,125
GGP, Inc.	17,698	353,783
Gilead Sciences, Inc.	3,092	223,335
Goodyear Tire & Rubber Co. (The)	12,013	301,646
HCP, Inc.	12,309	287,538
Hess Corp.	2,060	117,399
Hologic, Inc.(1)	5,132	199,070
Intel Corp.	13,156	679,113
International Business Machines Corp.	4,921	713,348
Iron Mountain, Inc.	7,337	249,018
Johnson & Johnson	13,792	1,744,550
Kellogg Co.	4,954	291,791
Kroger Co. (The)	7,466	188,069
Leggett & Platt, Inc.	7,346	297,880
Lennar Corp., Class A	5,677	300,257
Marsh & McLennan Cos., Inc.	1,920	156,480

Security	Shares	Value
Mastercard, Inc., Class A	1,806	$321,956
McKesson Corp.	2,917	455,665
Medtronic PLC	8,321	666,762
Merck & Co., Inc.	9,074	534,186
Microsoft Corp.	11,809	1,104,378
Nasdaq, Inc.	1,839	162,420
NextEra Energy, Inc.	2,747	450,261
Noble Energy, Inc.	5,968	201,897
Oracle Corp.	14,478	661,210
Pfizer, Inc.	50,400	1,845,144
PG&E Corp.	9,485	437,259
Philip Morris International, Inc.	4,512	369,984
Pinnacle West Capital Corp.	936	75,348
PPL Corp.	13,071	380,366
Procter & Gamble Co. (The)	5,102	369,079
Public Service Enterprise Group, Inc.	8,276	431,593
QUALCOMM, Inc.	10,510	536,115
Realty Income Corp.	6,120	309,121
Schlumberger, Ltd.	4,440	304,406
Southern Co. (The)	14,780	681,654
Sysco Corp.	8,122	507,950
Target Corp.	7,800	566,280
TJX Cos., Inc. (The)	7,439	631,199
Travelers Cos., Inc. (The)	4,427	582,593
Ventas, Inc.	8,516	437,893
Verizon Communications, Inc.	40,101	1,978,984
Visa, Inc., Class A	2,684	340,546
Walgreens Boots Alliance, Inc.	10,422	692,542
Walmart, Inc.	6,106	540,137
Wells Fargo & Co.	4,273	222,025
Welltower, Inc.	7,267	388,348
Xcel Energy, Inc.	978	45,810
Zimmer Biomet Holdings, Inc.	3,007	346,316

		$43,954,015

Total Common Stocks (identified cost $84,142,197)		$89,810,005

Rights — 0.0%(3)

Security	Shares	Value
Fletcher Building, Ltd. Exp. 5/11/18(1)	2,294	$2,437

Total Rights (identified cost $0)		$2,437

Short-Term Investments — 0.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(4)	765,281	$765,205

Total Short-Term Investments (identified cost $765,205)		$765,205

Value
Total Investments — 93.3% (identified cost $84,907,402)	$90,577,647

Other Assets, Less Liabilities — 6.7%	$6,472,548

Net Assets — 100.0%	$97,050,195

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $62,231 or 0.1% of the Fund’s net assets.

(3)	Amount is less than 0.05%.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2018 was $102,606.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	16.0%	$15,527,623
Health Care	14.2	13,772,176
Consumer Staples	10.1	9,772,250
Utilities	9.4	9,173,875
Telecommunication Services	8.7	8,442,120
Information Technology	8.4	8,172,803
Energy	8.2	7,993,154
Consumer Discretionary	5.9	5,700,751
Materials	5.3	5,135,824
Real Estate	4.1	4,016,992
Industrials	2.2	2,102,437

Total Common Stocks	92.5%	$89,810,005
Rights	0.0 (1)	2,437
Short-Term Investments	0.8	765,205

Total Investments	93.3%	$90,577,647

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	286,978	USD	222,791	State Street Bank and Trust Company	6/20/18	$—	$(6,710)
EUR	942,099	USD	1,171,613	State Street Bank and Trust Company	6/20/18	—	(29,787)
HKD	5,720,428	USD	731,587	State Street Bank and Trust Company	6/20/18	—	(1,901)
JPY	284,704,269	USD	2,688,806	State Street Bank and Trust Company	6/20/18	—	(75,835)
JPY	320,204,267	USD	3,044,977	State Street Bank and Trust Company	6/20/18	—	(106,192)
MXN	3,945,478	USD	207,369	State Street Bank and Trust Company	6/20/18	2,014	—
SEK	7,187,067	USD	877,328	State Street Bank and Trust Company	6/20/18	—	(53,534)
USD	2,738,314	AUD	3,480,229	State Street Bank and Trust Company	6/20/18	117,866	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	451,884	CAD	568,186	State Street Bank and Trust Company	6/20/18	$8,849	$—
USD	3,439,124	CAD	4,406,446	State Street Bank and Trust Company	6/20/18	3,258	—
USD	1,280,376	CHF	1,205,103	State Street Bank and Trust Company	6/20/18	59,250	—
USD	1,207,056	CHF	1,162,877	State Street Bank and Trust Company	6/20/18	28,718	—
USD	562,591	EUR	453,095	State Street Bank and Trust Company	6/20/18	13,439	—
USD	985,450	EUR	803,604	State Street Bank and Trust Company	6/20/18	11,480	—
USD	572,797	EUR	464,495	State Street Bank and Trust Company	6/20/18	9,829	—
USD	386,500	EUR	311,559	State Street Bank and Trust Company	6/20/18	8,890	—
USD	2,334,665	GBP	1,638,979	State Street Bank and Trust Company	6/20/18	72,984	—
USD	1,022,838	GBP	733,262	State Street Bank and Trust Company	6/20/18	10,986	—
USD	321,974	GBP	227,627	State Street Bank and Trust Company	6/20/18	7,864	—
USD	586,489	GBP	419,716	State Street Bank and Trust Company	6/20/18	7,309	—
USD	766,103	JPY	80,967,773	State Street Bank and Trust Company	6/20/18	22,994	—
USD	3,104,280	JPY	335,836,205	State Street Bank and Trust Company	6/20/18	22,028	—
USD	208,781	MXN	3,945,478	State Street Bank and Trust Company	6/20/18	—	(602)
USD	297,456	NOK	2,302,576	State Street Bank and Trust Company	6/20/18	9,942	—
USD	401,741	SGD	526,859	State Street Bank and Trust Company	6/20/18	3,998	—
USD	255,520	ZAR	3,057,110	State Street Bank and Trust Company	6/20/18	11,817	—
ZAR	3,057,110	USD	246,054	State Street Bank and Trust Company	6/20/18	—	(2,351)
CNY	5,173,639	USD	820,952	State Street Bank and Trust Company	6/27/18	—	(5,220)
INR	41,551,422	USD	622,493	State Street Bank and Trust Company	6/27/18	—	(1,604)
KRW	901,035,160	USD	843,587	State Street Bank and Trust Company	6/27/18	—	(1,126)
TWD	7,089,225	USD	242,118	State Street Bank and Trust Company	6/27/18	—	(1,726)
USD	811,373	CNY	5,173,639	State Street Bank and Trust Company	6/27/18	—	(4,359)
USD	628,805	INR	41,551,422	State Street Bank and Trust Company	6/27/18	7,915	—
USD	842,325	KRW	901,035,160	State Street Bank and Trust Company	6/27/18	—	(136)
USD	245,302	TWD	7,089,225	State Street Bank and Trust Company	6/27/18	4,910	—

						$446,340	$(291,083)

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation
Equity Futures
SPI 200 Index	2	Long	Jun-18	$ 223,745	$(2,079)

					$(2,079)

SPI 200 Index: Market capitalization-weighted stock index of 200 largest, blue-chip companies listed on the Australian Securities Exchange.

Abbreviations:

PC	-	Participation Certificate

Currency Abbreviations:

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CNY	-	Yuan Renminbi

EUR	-	Euro

GBP	-	British Pound Sterling

HKD	-	Hong Kong Dollar

INR	-	Indian Rupee

JPY	-	Japanese Yen

KRW	-	South Korean Won

MXN	-	Mexican Peso

NOK	-	Norwegian Krone

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

ZAR	-	South African Rand

At April 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts*	$—	$(2,079)

Total		$—	$(2,079)

Foreign Exchange	Forward foreign currency exchange contracts	$446,340	$(291,083)

Total		$446,340	$(291,083)

*	Amount represents cumulative unrealized depreciation on futures contracts.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$—	$13,319,235	$—	$13,319,235
Developed Europe	369,724	28,162,739	—	28,532,463
North America	47,958,307	—	—	47,958,307
Total Common Stocks	$48,328,031	$41,481,974 *	$—	$89,810,005
Rights	$—	$2,437	$—	$2,437
Short-Term Investments	—	765,205	—	765,205
Total Investments	$48,328,031	$42,249,616	$—	$90,577,647
Forward Foreign Currency Exchange Contracts	$—	$446,340	$—	$446,340
Total	$48,328,031	$42,695,956	$—	$91,023,987

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(291,083)	$—	$(291,083)
Futures Contracts	—	(2,079)	—	(2,079)
Total	$—	$(293,162)	$—	$(293,162)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At April 30, 2018, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Hexavest International Equity Fund

April 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.0%

Security	Shares	Value
Australia — 5.9%
AGL Energy, Ltd.	631	$10,284
Australia and New Zealand Banking Group, Ltd.	221	4,443
BHP Billiton, Ltd.	726	16,937
Brambles, Ltd.	2,015	14,909
Caltex Australia, Ltd.	1,062	24,697
Commonwealth Bank of Australia	509	27,407
Dexus	618	4,395
GPT Group (The)	1,998	7,245
JB Hi-Fi, Ltd.	493	9,505
LendLease Group	638	8,556
Mirvac Group	6,772	11,365
National Australia Bank, Ltd.	940	20,435
Newcrest Mining, Ltd.	6,053	95,940
Oil Search, Ltd.	3,666	21,567
Rio Tinto, Ltd.	546	32,495
Santos, Ltd.(1)	2,617	12,053
Scentre Group	3,299	9,971
Stockland	1,549	4,815
Telstra Corp., Ltd.	12,016	28,569
TPG Telecom, Ltd.	3,779	15,851
Vicinity Centres	2,562	4,691
Wesfarmers, Ltd.	900	29,610
Westpac Banking Corp.	873	18,752
Woodside Petroleum, Ltd.	1,406	34,072

		$468,564

Belgium — 2.1%
Colruyt SA	573	$32,244
KBC Group NV	127	11,041
Proximus SA	2,617	80,196
UCB SA	599	45,113

		$168,594

Canada — 2.0%
Alamos Gold, Inc. Class A	2,132	$11,513
B2Gold Corp.(1)	7,992	22,937
Barrick Gold Corp.	754	10,156
New Gold, Inc.(1)	20,960	49,047
Osisko Gold Royalties, Ltd.	1,152	11,242
Pan American Silver Corp.	801	12,912
SSR Mining, Inc.(1)	1,653	16,894
Wheaton Precious Metals Corp.	205	4,255
Yamana Gold, Inc.	8,145	23,376

		$162,332

1

Security	Shares	Value
Denmark — 0.8%
Coloplast A/S, Class B	528	$44,729
Novo Nordisk A/S, Class B	315	14,814

		$59,543

France — 9.3%
AXA SA	3,324	$95,062
BNP Paribas SA	1,444	111,476
Carrefour SA	1,500	30,776
Casino Guichard-Perrachon SA	203	10,530
Credit Agricole SA	1,583	26,068
Engie SA	4,216	73,955
Klepierre SA	170	6,958
Orange SA	2,799	50,885
Renault SA	77	8,345
Sanofi	1,505	118,989
Total SA	2,220	139,531
Unibail-Rodamco SE	34	8,166
Veolia Environnement SA	2,600	61,512

		$742,253

Germany — 6.1%
adidas AG	133	$32,687
Allianz SE	147	34,769
Deutsche Boerse AG	87	11,701
Deutsche Post AG	1,014	44,012
Deutsche Telekom AG	6,329	110,780
Deutsche Wohnen SE	445	21,002
Hannover Rueck SE	335	47,049
MAN SE	211	24,320
Merck KGaA	599	58,517
Metro Ag	1,214	17,563
Muenchener Rueckversicherungs-Gesellschaft AG	114	26,090
ProSiebenSat.1 Media SE	552	20,026
SAP SE	87	9,666
Vonovia SE	443	22,196

		$480,378

Hong Kong — 1.1%
AIA Group, Ltd.	2,325	$20,779
CK Hutchison Holdings, Ltd.	1,000	11,825
CK Infrastructure Holdings, Ltd.	1,000	7,892
CLP Holdings, Ltd.	1,500	15,576
HK Electric Investments & HK Electric Investments, Ltd.(2)	11,123	10,343
Hong Kong & China Gas Co., Ltd.	5,000	10,447
Power Assets Holdings, Ltd.	1,000	7,441

		$84,303

Italy — 0.5%
Enel SpA	4,469	$28,350
Telecom Italia SpA(1)	13,983	13,794

		$42,144

2

Security	Shares	Value
Japan — 18.6%
ABC-Mart, Inc.	200	$13,181
Ajinomoto Co., Inc.	600	10,993
Asahi Kasei Corp.	500	6,875
Astellas Pharma, Inc.	300	4,388
Chiba Bank, Ltd. (The)	2,000	16,137
Chubu Electric Power Co., Inc.	600	9,407
Chugoku Electric Power Co., Inc. (The)	700	8,757
Concordia Financial Group, Ltd.	4,000	23,255
COSMOS Pharmaceutical Corp.	100	22,487
Dai-ichi Life Holdings, Inc.	2,360	46,852
Electric Power Development Co., Ltd.	400	10,878
Fast Retailing Co., Ltd.	100	43,902
Fujitsu, Ltd.	3,000	18,187
Fukuoka Financial Group, Inc.	4,000	21,416
Hokkaido Electric Power Co., Inc.	700	4,645
Honda Motor Co., Ltd.	700	24,070
Hoya Corp.	300	16,027
INPEX Corp.	1,500	19,176
ITOCHU Corp.	900	17,999
J. Front Retailing Co., Ltd.	800	12,962
Japan Airlines Co., Ltd.	400	15,786
Japan Retail Fund Investment Corp.	15	28,122
Japan Tobacco, Inc.	400	10,752
Kansai Electric Power Co., Inc. (The)	500	6,996
KDDI Corp.	1,100	29,528
Lawson, Inc.	300	19,818
Mazda Motor Corp.	1,600	22,246
MEIJI Holdings Co., Ltd.	200	16,040
Mitsubishi Chemical Holdings Corp.	1,100	10,406
Mitsubishi Corp.	500	13,788
Mitsubishi Estate Co., Ltd.	1,100	20,100
Mitsubishi Heavy Industries, Ltd.	300	11,860
Mitsubishi UFJ Financial Group, Inc.	17,700	118,614
Mitsui & Co., Ltd.	1,000	18,023
Mitsui Chemicals, Inc.	100	2,867
Mitsui Fudosan Co., Ltd.	800	20,492
Mizuho Financial Group, Inc.	50,000	90,462
Nippon Telegraph & Telephone Corp.	500	23,728
Nissan Motor Co., Ltd.	2,500	26,301
Nomura Real Estate Master Fund, Inc.	21	29,355
NTT DoCoMo, Inc.	1,200	31,001
Ono Pharmaceutical Co., Ltd.	1,000	23,115
Resona Holdings, Inc.	17,636	100,209
Sawai Pharmaceutical Co., Ltd.	300	12,965
Seibu Holdings, Inc.	800	13,488
Seven & i Holdings Co., Ltd.	400	17,624
Shikoku Electric Power Co., Inc.	400	5,100
Shizuoka Bank, Ltd. (The)	1,000	10,141
Sony Corp.	500	23,353
Subaru Corp.	300	10,070
Sumitomo Chemical Co., Ltd.	2,000	11,443

3

Security	Shares	Value
Sumitomo Dainippon Pharma Co., Ltd.	300	$5,456
Sumitomo Mitsui Financial Group, Inc.	3,600	150,042
Sumitomo Mitsui Trust Holdings, Inc.	100	4,241
Sundrug Co., Ltd.	200	10,289
T&D Holdings, Inc.	3,100	52,650
Takeda Pharmaceutical Co., Ltd.	300	12,633
Toho Gas Co., Ltd.	400	12,162
Tokyo Electric Power Co. Holdings, Inc.(1)	2,000	9,507
Toray Industries, Inc.	1,100	10,268
Tosoh Corp.	400	7,075
Toyota Motor Corp.	500	32,786
Ube Industries, Ltd.	200	6,093
United Urban Investment Corp.	13	19,967

		$1,478,556

Netherlands — 3.0%
Heineken NV	163	$17,160
ING Groep NV	4,587	77,293
Koninklijke Ahold Delhaize NV	918	22,146
Koninklijke Vopak NV	104	5,129
Unilever NV	1,107	63,463
Wolters Kluwer NV	1,027	55,571

		$240,762

New Zealand — 0.2%
Fletcher Building, Ltd.	2,579	$11,422

		$11,422

Norway — 1.7%
DNB ASA	673	$12,586
Orkla ASA	828	7,663
Statoil ASA	2,376	60,761
Telenor ASA	2,487	55,047

		$136,057

Singapore — 2.3%
Ascendas Real Estate Investment Trust	10,000	$20,061
CapitaLand Mall Trust	7,000	11,054
CapitaLand, Ltd.	3,000	8,460
City Developments, Ltd.	2,000	19,006
ComfortDelGro Corp., Ltd.	10,000	16,878
Golden Agri-Resources, Ltd.	23,000	5,964
Singapore Airlines, Ltd.	1,000	8,159
Singapore Telecommunications, Ltd.	16,000	42,548
StarHub, Ltd.	4,726	8,062
Suntec Real Estate Investment Trust	7,000	10,289
UOL Group, Ltd.	3,000	19,814
Wilmar International, Ltd.	5,000	12,232

		$182,527

Spain — 3.4%
Banco Bilbao Vizcaya Argentaria SA	5,596	$45,283
CaixaBank SA	5,480	26,649
Iberdrola SA	7,920	61,189

4

Security	Shares	Value
Industria de Diseno Textil SA	475	$14,724
Red Electrica Corp. SA	1,364	28,413
Repsol SA	2,443	46,619
Telefonica SA	4,663	47,518

		$270,395

Sweden — 0.5%
Essity Aktiebolag, Class B	351	$8,903
Swedish Match AB	331	14,849
Telia Co. AB	2,351	11,575

		$35,327

Switzerland — 9.7%
Adecco Group AG	351	$23,245
Barry Callebaut AG	11	19,748
Geberit AG	58	24,750
Nestle SA	2,491	192,978
Novartis AG	1,638	126,084
Roche Holding AG PC	682	151,532
Swiss Prime Site AG(1)	401	37,571
Swiss Re AG	611	58,210
Swisscom AG	168	80,578
Zurich Insurance Group AG	186	59,415

		$774,111

United Kingdom — 23.7%
AstraZeneca PLC	1,285	$89,953
Aviva PLC	5,335	38,762
BP PLC	19,205	142,654
British American Tobacco PLC	1,793	98,342
BT Group PLC	13,985	48,001
Centamin PLC	3,851	8,321
Centrica PLC	23,876	50,397
Diageo PLC	1,349	48,125
GlaxoSmithKline PLC	4,760	95,472
HSBC Holdings PLC	12,645	125,893
Imperial Brands PLC	2,580	92,311
J Sainsbury PLC	18,769	79,640
Kingfisher PLC	2,715	11,323
Legal & General Group PLC	5,950	22,037
Lloyds Banking Group PLC	77,377	68,629
National Grid PLC	6,611	76,489
Randgold Resources, Ltd.	1,096	88,868
Reckitt Benckiser Group PLC	752	58,993
Royal Dutch Shell PLC, Class A	4,003	139,269
Royal Dutch Shell PLC, Class B	2,705	96,565
Royal Mail PLC	9,171	73,138
Shire PLC	1,267	67,468
Sky PLC	476	9,031
Smith & Nephew PLC	2,381	45,599
SSE PLC	2,383	45,226
Tesco PLC	7,506	24,312
Unilever PLC	400	22,437
Vodafone Group PLC	40,044	116,857

		$1,884,112

5

Security	Shares	Value
United States — 0.1%
Hecla Mining Co.	1,473	$5,642

		$5,642

Total Common Stocks (identified cost $6,857,815)		$7,227,022

Rights — 0.0%(3)

Security	Shares	Value
Fletcher Building, Ltd., Exp. 5/11/18(1)	472	$502

Total Rights (identified cost $0)		$502

Short-Term Investments — 4.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(4)	383,977	$383,938

Total Short-Term Investments (identified cost $383,938)		$383,938

Total Investments — 95.8% (identified cost $7,241,753)		$7,611,462

Other Assets, Less Liabilities — 4.2%		$334,915

Net Assets — 100.0%		$7,946,377

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $10,343 or 0.1% of the Fund’s net assets.

(3)	Amount is less than 0.05%.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2018 was $6,645.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	20.4%	$1,623,848
Consumer Staples	12.8	1,017,992
Health Care	11.7	932,854
Telecommunication Services	10.0	794,518

6

Sector	Percentage of Net Assets	Value
Energy	9.3%	$742,093
Utilities	7.0	554,966
Materials	6.0	476,984
Industrials	4.9	387,751
Real Estate	4.5	353,651
Consumer Discretionary	4.0	314,512
Information Technology	0.4	27,853

Total Common Stocks	91.0%	$7,227,022
Rights	0.0 (1)	502
Short-Term Investments	4.8	383,938

Total Investments	95.8%	$7,611,462

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
DKK	309,695	USD	51,589	State Street Bank and Trust Company	6/20/18	$—	$(1,204)
EUR	257,923	USD	320,758	State Street Bank and Trust Company	6/20/18	—	(8,155)
EUR	338,450	USD	419,859	State Street Bank and Trust Company	6/20/18	—	(9,657)
GBP	37,875	USD	53,579	State Street Bank and Trust Company	6/20/18	—	(1,314)
HKD	487,711	USD	62,374	State Street Bank and Trust Company	6/20/18	—	(162)
ILS	122,909	USD	35,834	State Street Bank and Trust Company	6/20/18	—	(1,585)
JPY	6,183,145	USD	58,260	State Street Bank and Trust Company	6/20/18	—	(1,512)
JPY	22,648,625	USD	215,377	State Street Bank and Trust Company	6/20/18	—	(7,511)
JPY	66,935,373	USD	632,152	State Street Bank and Trust Company	6/20/18	—	(17,829)
MXN	296,501	USD	15,851	State Street Bank and Trust Company	6/20/18	—	(115)
NZD	17,978	USD	13,100	State Street Bank and Trust Company	6/20/18	—	(452)
SEK	1,504,884	USD	183,702	State Street Bank and Trust Company	6/20/18	—	(11,209)
USD	555,902	AUD	706,518	State Street Bank and Trust Company	6/20/18	23,928	—
USD	112,282	CAD	143,863	State Street Bank and Trust Company	6/20/18	106	—
USD	24,266	CAD	31,082	State Street Bank and Trust Company	6/20/18	30	—
USD	103,430	CHF	97,349	State Street Bank and Trust Company	6/20/18	4,786	—
USD	164,710	CHF	158,681	State Street Bank and Trust Company	6/20/18	3,919	—
USD	78,573	EUR	63,717	State Street Bank and Trust Company	6/20/18	1,348	—
USD	73,246	EUR	59,730	State Street Bank and Trust Company	6/20/18	853	—
USD	29,715	EUR	23,995	State Street Bank and Trust Company	6/20/18	633	—
USD	19,008	EUR	15,339	State Street Bank and Trust Company	6/20/18	417	—
USD	30,396	EUR	24,755	State Street Bank and Trust Company	6/20/18	393	—
USD	367,705	GBP	258,136	State Street Bank and Trust Company	6/20/18	11,495	—
USD	43,844	GBP	30,928	State Street Bank and Trust Company	6/20/18	1,165	—
USD	97,602	GBP	69,970	State Street Bank and Trust Company	6/20/18	1,048	—
USD	29,614	GBP	21,193	State Street Bank and Trust Company	6/20/18	369	—
USD	297,625	JPY	32,198,557	State Street Bank and Trust Company	6/20/18	2,112	—
USD	23,944	JPY	2,561,025	State Street Bank and Trust Company	6/20/18	439	—
USD	15,690	MXN	296,501	State Street Bank and Trust Company	6/20/18	—	(45)
USD	59,950	NOK	464,064	State Street Bank and Trust Company	6/20/18	2,004	—
USD	15,516	NOK	122,207	State Street Bank and Trust Company	6/20/18	257	—
USD	86,540	SGD	113,491	State Street Bank and Trust Company	6/20/18	861	—
USD	27,879	ZAR	333,552	State Street Bank and Trust Company	6/20/18	1,289	—

7

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ZAR	333,552	USD	27,460	State Street Bank and Trust Company	6/20/18	$—	$(870)
CNY	250,659	USD	39,775	State Street Bank and Trust Company	6/27/18	—	(253)
INR	2,959,090	USD	44,331	State Street Bank and Trust Company	6/27/18	—	(114)
KRW	57,508,262	USD	53,842	State Street Bank and Trust Company	6/27/18	—	(72)
TWD	580,765	USD	19,835	State Street Bank and Trust Company	6/27/18	—	(141)
USD	39,310	CNY	250,659	State Street Bank and Trust Company	6/27/18	—	(211)
USD	44,780	INR	2,959,090	State Street Bank and Trust Company	6/27/18	564	—
USD	53,761	KRW	57,508,262	State Street Bank and Trust Company	6/27/18	—	(9)
USD	20,096	TWD	580,765	State Street Bank and Trust Company	6/27/18	402	—

						$58,418	$(62,420)

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Equity Futures
Euro Stoxx 50 Index	3	Long	Jun-18	$ 125,528	$5,214

					$5,214

Euro Stoxx 50 Index: Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within the Eurozone nations.

Abbreviations:

PC	-	Participation Certificate

Currency Abbreviations:

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CNY	-	Yuan Renminbi

DKK	-	Danish Krone

EUR	-	Euro

GBP	-	British Pound Sterling

HKD	-	Hong Kong Dollar

ILS	-	Israeli Shekel

INR	-	Indian Rupee

JPY	-	Japanese Yen

KRW	-	South Korean Won

MXN	-	Mexican Peso

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

ZAR	-	South African Rand

At April 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

8

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts*	$5,214	$—

Total		$5,214	$—

Foreign Exchange	Forward foreign currency exchange contracts	$58,418	$(62,420)

Total		$58,418	$(62,420)

*	Amount represents cumulative unrealized appreciation on futures contracts.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$—	$2,225,372	$—	$2,225,372
Developed Europe	8,166	4,825,510	—	4,833,676
North America	167,974	—	—	167,974
Total Common Stocks	$176,140	$7,050,882 *	$—	$7,227,022
Rights	$—	$502	$—	$502
Short-Term Investments	—	383,938	—	383,938
Total Investments	$176,140	$7,435,322	$—	$7,611,462
Forward Foreign Currency Exchange Contracts	$—	$58,418	$—	$58,418
Futures Contracts	—	5,214	—	5,214
Total	$176,140	$7,498,954	$—	$7,675,094

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(62,420)	$—	$(62,420)
Total	$—	$(62,420)	$—	$(62,420)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

9

At April 30, 2018, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 21, 2018